Equity in Net Earnings of Affiliates	6 Months Ended
Jun. 30, 2016
Investments, Debt and Equity Securities [Abstract]
Equity in Net Earnings of Affiliates
EQUITY IN NET EARNINGS OF AFFILIATES

(in thousands of $)	Six months to June 30, 2016	Six months to June 30, 2015
		Restated
Share of net (loss) earnings in Golar Partners	(5,525)	7,514
Net gain on disposal of investments in Golar Partners	—	32,580
Share of net (loss) earnings in other affiliates	(38)	77
	(5,563)	40,171
Our share of net earnings in Golar Partners is offset by a charge of $17.1 million for each of the six months ended June 30, 2016 and 2015. This represents the amortization of the basis difference in relation to the $854.0 million gain on loss of control recognized upon deconsolidation in 2012. In January 2015 we disposed of 7.2 million common units in Golar Partners which resulted in a gain on disposal of $32.6 million

The carrying amounts of our investments in our equity method investments as at June 30, 2016 and December 31, 2015 are as follows:

(in thousands of $)	June 30, 2016	December 31, 2015

Golar Partners	505,013	536,090
ECGS	5,438	5,475
Equity in net assets of affiliates	510,451	541,565

Golar Partners is an owner and operator of FSRUs and LNG carriers under long-term charters. As of June 30, 2016, it had a fleet of ten vessels which are managed by the Company (December 31, 2015: ten vessels).